CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Jun. 30, 2018	Dec. 31, 2017 [1]
Statement Of Financial Position [Abstract]
Common shares, par value	€ 0.01	€ 0.01
Special voting shares, shares outstanding	388,876,305	388,906,690
Common shares, shares outstanding	1,355,525,319	1,363,592,506
Treasury stock, shares	8,874,877	807,690

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).